TAX EFFECT ALLOCATED TO EACH COMPONENT OF OTHER COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Income and Comprehensive Income
Adjustment of pension and postretirement benefit plans	$ 6,044	$ 3,301	$ 7,289
Amortization of net losses of pension and postretirement benefit plans	(8,401)	(8,744)	(8,562)
Amortization of prior service credit of pension and postretirement benefit plans	1,354	1,482	1,482
Unrealized holding losses on on debt securities arising during the period	219	4,861	872
Other-than-temporary impairment included in net income	0	(1,559)	(42)
Reclassification adjustment for gains included in net income	0	17	8
Unrealized holding gains on equity securities arising during the period	0	(30)	209
Reclassification adjustment for gains included in net income	0	50	31
Unrealized net gains (losses) on cash flow hedges	(210)	505	1,409
Reclassification adjustment for net (gains) losses included in net income	433	(736)	(1,228)
Income tax (expense) benefit	$ (561)	$ (853)	$ 1,468